Consolidated Statements of Equity (Unaudited) - USD ($) $ in Millions	Total		Common Stock	Retained Earnings	AOCI	Total Common Shareholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2017	$ 19,370		$ 9,865	$ 7,936	$ (659)	$ 17,142	$ 2,228
Beginning balance (in shares) at Dec. 31, 2017			645,000,000
Cumulative-effect of changes in accounting principles	6		$ (127)	1,029	(1,023)	(121)	127
Net income (loss) including noncontrolling interests	526			503		503	23
Issuance of common stock	580		$ 580			580
Issuance of common stock (in shares)			8,000,000
Sale of Dominion Energy Midstream common units - net of offering costs	4						4
Stock awards (net of change in unearned compensation)	3		$ 3			3
Dividends and distributions	(575)			(544)		(544)	(31)
Other comprehensive income (loss), net of tax	132				131	131	1
Other	(4)		(5)			(5)	1
Ending balance at Mar. 31, 2018	20,042		$ 10,316	8,924	(1,551)	17,689	2,353
Ending balance (in shares) at Mar. 31, 2018			653,000,000
Beginning balance at Dec. 31, 2018	22,048	[1]	$ 12,588	9,219	(1,700)	20,107	1,941
Beginning balance (in shares) at Dec. 31, 2018			681,000,000
Net income (loss) including noncontrolling interests	(677)			(680)		(680)	3
Issuance of common stock	247		$ 247			247
Issuance of common stock (in shares)			3,000,000
Acquisition of SCANA	6,818		$ 6,818			6,818
Acquisition of SCANA (in shares)			96,000,000
Acquisition of public interest in Dominion Energy Midstream	(40)		$ 1,181			1,181	(1,221)
Acquisition of public interest in Dominion Energy Midstream (in shares)			22,000,000
Dividends and distributions	(766)			(733)		(733)	(33)
Other comprehensive income (loss), net of tax	(31)				(31)	(31)
Ending balance at Mar. 31, 2019	$ 27,599		$ 20,834	$ 7,806	$ (1,731)	$ 26,909	$ 690
Ending balance (in shares) at Mar. 31, 2019			802,000,000

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.